Deposits (Summary of Deposit Liabilities) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Deposits From Customers [Line Items]
Deposits subject to bank recapitalization Bail-in	$ 104,300.0	$ 97,600.0
Deposits	589,475.0	569,315.0
Financial liabilities designated at fair value through profit or loss	197,635.0	207,914.0
Total deposits	1,502,322.0	1,506,760.0
Loan commitments and financial guarantee [member]
Disclosure Of Deposits From Customers [Line Items]
Financial liabilities designated at fair value through profit or loss	299.0	246.0
U.S. federal funds deposited [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	7,200.0	13,100.0
Deposits and advances wIth the federal home loan bank [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,100.0	36,200.0
Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	589,475.0	569,315.0
Covered Bondholders [member] | Business and government deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	70,600.0	75,400.0
U.S. Dollar [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	807,700.0	810,200.0
Other Currency [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 111,100.0	$ 140,700.0